UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atlantic Investment Management, Inc.

Address:   666 Fifth Avenue
           34th Floor
           New York, NY 10103


Form 13F File Number: 028-06437


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander J. Roepers
Title:  President
Phone:  212-484-5050

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander J. Roepers           New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      787,515
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AVNET INC                    COM            053807103    8,523   250,000 SH       SOLE                  250,000      0    0
CROWN HOLDINGS INC           COM            228368106   15,432   400,000 SH       SOLE                  400,000      0    0
ENERGIZER HLDGS INC          COM            29266R108  116,680 1,639,691 SH       SOLE                1,639,691      0    0
F M C CORP                   COM NEW        302491303  112,362 1,323,000 SH       SOLE                1,323,000      0    0
GENERAL CABLE CORP DEL NEW   COM            369300108    6,495   150,000 SH       SOLE                  150,000      0    0
ITT CORP NEW                 COM            450911102   46,539   775,000 SH       SOLE                  775,000      0    0
JARDEN CORP                  COM            471109108    2,325    65,376 SH       SOLE                   65,376      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    9,888   250,000 SH       SOLE                  250,000      0    0
MATTEL INC                   COM            577081102    9,972   400,000 SH       SOLE                  400,000      0    0
NALCO HOLDING COMPANY        COM            62985Q101   16,113   590,000 SH       SOLE                  590,000      0    0
NEWELL RUBBERMAID INC        COM            651229106   12,663   661,941 SH       SOLE                  661,941      0    0
OSHKOSH CORP                 COM            688239201   81,374 2,300,000 SH       SOLE                2,300,000      0    0
OWENS ILL INC                COM NEW        690768403  184,159 6,100,000 SH       SOLE                6,100,000      0    0
RAYTHEON CO                  COM NEW        755111507  132,262 2,600,000 SH       SOLE                2,600,000      0    0
STANLEY BLACK & DECKER INC   COM            854502101   13,022   170,000 SH       SOLE                  170,000      0    0
TRW AUTOMOTIVE HLDGS CORP    COM            87264S106    8,262   150,000 SH       SOLE                  150,000      0    0
TYCO ELECTRONICS LTD SWITZER SHS            H8912P106    6,964   200,000 SH       SOLE                  200,000      0    0
GRACE W R & CO DEL NEW       COM            38388F108    4,480   117,000 SH       SOLE                  117,000      0    0


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